Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Assets:
Operating leases, net	$ 59.4	$ 57.8
Finance leases, net	2.0	2.3
Total right-of-use assets	61.4	60.1
Operating leases:
Current	18.1	12.5
Non-Current	61.1	63.1
Total operating lease liabilities	79.2	75.6
Finance leases:
Current	0.8	1.1
Non-Current	1.4	1.5
Total finance lease liabilities	2.2	2.6
Total lease liabilities	$ 81.4	$ 78.2